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                       JOHN HANCOCK LIFE INSURANCE COMPANY
                               601 Congress Street
                                Boston, MA 02210

February 27, 2006

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re: John Hancock Life Insurance Company Variable Account U
         Registration Statement on Form N-4
         File No. 33-34813

Dear Sirs:

     On behalf of John Hancock Life Insurance Company of New York Separate Account A, a separate account of John Hancock Life Insurance Company of New York (the "Company"), we transmit for filing via EDGAR the Post-Effective Amendment.

     An additional post-effective amendment will be filed on or before May 1, 2006 to include financial statements for the separate account and the issuer, to file required consents and exhibits, and to make certain other changes as permitted by Rule 485(b).

     Please direct any comments and questions regarding the registration statement to Arnold Bergman at (617) 663-2184.

Very truly yours,


/s/Arnold R. Bergman
-------------------------------------
Arnold R. Bergman
Chief Counsel Annuities